Note 9 - Warrant Liability (Tables)	9 Months Ended
Sep. 30, 2013
Warrant Liability [Abstract]
Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]
Description	Fair Value	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Warrant Liability:
September 30, 2013	$8,362,667	—	$8,362,667	—